Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) (USD $)	12 Months Ended																											3 Months Ended	12 Months Ended			48 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended					3 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Commodity Trading and Milling	Dec. 31, 2012 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2013 Sugar	Dec. 31, 2012 Sugar	Dec. 31, 2011 Sugar	Dec. 31, 2013 Turkey	Dec. 31, 2012 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2013 Democratic Republic of Congo	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Brazil	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Democratic Republic of Congo	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Gambia	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Minimum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Maximum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Lesotho	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Minimum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Maximum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing South Africa	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Zambia	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Colombia Minimum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Colombia Maximum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Minimum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Maximum	Dec. 31, 2013 Businesses conducting flour, maize and feed milling and poultry production and processing Haiti	Sep. 28, 2013 Bakery business Democratic Republic of Congo	Dec. 31, 2013 Bakery business Democratic Republic of Congo	Dec. 31, 2012 Bakery business Democratic Republic of Congo	Dec. 31, 2011 Bakery business Democratic Republic of Congo	Dec. 31, 2013 Bakery business Democratic Republic of Congo	Dec. 31, 2010 Bakery business Democratic Republic of Congo	Dec. 31, 2013 Agricultural commodity trading businesses Australia	Dec. 31, 2013 Agricultural commodity trading businesses Peru	Dec. 31, 2012 PS International	Jan. 28, 2012 PS International	Dec. 31, 2013 PS International	Dec. 31, 2012 PS International item	Jan. 02, 2012 PS International	Dec. 31, 2012 PS International North Carolina	Jan. 28, 2012 PS International North Carolina	Dec. 31, 2013 PS International North Carolina	Dec. 31, 2012 PS International North Carolina item	Jan. 02, 2012 PS International North Carolina	Dec. 31, 2010 PS International North Carolina	Dec. 31, 2011 PS International North Carolina Line-of-credit	Dec. 31, 2013 Sugar related businesses Argentina business	Dec. 31, 2013 Sugar related businesses Argentina Minimum	Dec. 31, 2013 Sugar related businesses Argentina Maximum	Oct. 01, 2011 Butterball, LLC	Dec. 31, 2012 Butterball, LLC	Dec. 31, 2013 Butterball, LLC	Dec. 31, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2013 Butterball, LLC Subordinated loan	Dec. 31, 2012 Butterball, LLC Subordinated loan	Dec. 31, 2013 Butterball, LLC Detachable warrants	Dec. 31, 2010 Butterball, LLC Detachable warrants	Oct. 01, 2011 Butterball, LLC Term loan	Dec. 31, 2013 Butterball, LLC Term loan	Dec. 31, 2012 Butterball, LLC Term loan	Sep. 28, 2013 Flour production business Brazil	Sep. 28, 2013 Flour production business Brazil Term loan	Dec. 31, 2013 Flour production business Brazil Term loan	Jul. 31, 2013 Flour milling business Gambia	Sep. 28, 2013 Flour milling business South Africa
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership													50.00%	50.00%	50.00%	35.00%	49.00%	50.00%	25.00%	48.00%	49.00%	49.00%	40.00%	42.00%	25.00%	50.00%	23.00%	50.00%						25.00%	50.00%														46.00%	50.00%												50.00%			50.00%	49.00%
Number of businesses																																																2
Percentage ownership acquired																																	50.00%							50.00%					50.00%	50.00%							50.00%
Investee's intangible assets for trade name																																																					$ 111,000,000
Investee's intangible assets for goodwill																																																					73,667,000
Loan provided to affiliate																																																				81,231,000		100,000,000					13,037,000				13,000,000
Maturity period of unsecured subordinated loan provided																																																						7 years
Interest rate on loan provided (as a percent)																																																						15.00%
Interest rate on loan provided (as a percent)																																																												12.00%
Percentage of interest payable in cash																																																						5.00%
Percentage of pay-in-kind interest																																																						10.00%
Additional equity interest that can be acquired upon exercise of warrants (as a percent)																																																									5.00%
Economic interest (as a percent)																																																									52.50%
Investments in and advances to affiliates	406,900,000	410,542,000	197,036,000	186,873,000		2,768,000	2,775,000		207,096,000	220,894,000																																																10,586,000				17,000,000			9,099,000	7,351,000
Notes receivable from affiliates	180,386,000	202,931,000										74,911,000																	30,821,000			30,821,000																						89,414,000	126,082,000	112,629,000				8,905,000	9,071,000			13,190,000
Cash fee received as consideration for unsecured subordinated loan provided																																																						2,000,000
Additional investment or capital contribution																																																			5,598,000
Investment in equity and long-term advances																													4,531,000	24,814,000	11,397,000	50,822,000
Decrease in investments in and advances to affiliates																												(26,290,000)
Increase in long-term notes receivable from affiliates																												26,290,000
Receivable from affiliate																																															30,096,000
Ownership after increase (as a percent)																																					70.00%		85.00%			70.00%		85.00%
Number of transactions for acquiring interest in subsidiaries																																							2					2
Payment to increase ownership interest in affiliate	515,000	3,045,000																																		3,045,000					3,045,000
Cash paid, net of cash acquired		3,186,000																																			3,186,000	515,000				3,186,000	515,000
Period after which loan provided to affiliates can be repaid																																																															1 year
Period after which loan provided to affiliates can be converted into equity																																																															1 year
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value			12,885,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales			1,907,647,000	1,510,101,000	1,750,714,000	12,073,000	12,107,000	12,880,000	1,729,568,000	1,437,376,000	1,375,751,000
Net income (loss)			7,857,000	24,686,000	33,058,000	1,349,000	194,000	950,000	(19,556,000)	38,384,000	24,250,000
Total assets			1,038,978,000	862,992,000	864,802,000	9,271,000	8,865,000	10,743,000	907,004,000	871,945,000	819,618,000
Total liabilities			614,623,000	469,265,000	480,328,000	3,158,000	2,839,000	3,851,000	504,581,000	443,291,000	428,361,000
Total equity			$ 424,355,000	$ 393,727,000	$ 384,474,000	$ 6,113,000	$ 6,026,000	$ 6,892,000	$ 402,423,000	$ 428,654,000	$ 391,257,000